Organization and Principal Activities	6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2012	Apr. 30, 2012	Jul. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]

NOTE 1 – Organization and Principal Activities

AmbiCom Holdings, Inc. (“AmbiCom Holdings” or the ‘Company”) was incorporated as Med Control, Inc. (“Med Control”) under the laws of the State of Nevada on July 1, 2008. Med Control was a development stage enterprise until January 15, 2010. All of Med Control’s activities prior to January 15, 2010 related to its organization, initial funding and share issuances. On January 15, 2010, Med Control Inc. changed its name to AmbiCom Holdings, Inc.

On January 15, 2010, Med Control, Inc. (the “Registrant”) authorized its Articles of Incorporation (the “Amendment”) to change its name to AmbiCom Holdings, Inc., to increase the number of its authorized shares of capital stock from 75,000,000 to 1,050,000,000 shares of which 1,000,000,000 were designated common stock and 50,000,000 were designated preferred stock, par value $0.001 per share (the “Preferred Stock”) and to effect a forward-split such that 131.2335958 shares of Common Stock were issued for every 1 share of Common Stock issued and outstanding immediately prior to filing of the amendment (the “Forward Split”).

On January 15, 2010, the Company acquired AmbiCom Acquisition Corp. a privately owned Nevada corporation (“AmbiCom”), pursuant to an Agreement and Plan of Share Exchange (the “Exchange”). AmbiCom was organized under the laws of the State of Nevada on July 29, 2008. AmbiCom is a holding company whose operating company, AmbiCom, Inc., is a designer and developer of wireless products focusing on the wireless medical industry. AmbiCom’s wireless modules and devices are based on its innovative application software and Wi-Fi or Bluetooth technologies.

Pursuant to the terms of the Exchange, the Company acquired AmbiCom from the AmbiCom equity holders in exchange for an aggregate of 20,000,000 newly issued shares of Common Stock, 2,600,000 shares of Series B Preferred Stock, an option to purchase 5,500,000 shares of Common Stock and 2,350,000 shares of Series A Preferred Stock at the purchase price of $.01 per share, and warrants to purchase 500,000 shares of Common Stock at the exercise price of $0.50 per share (collectively, the “Exchange Shares”). As a result of the Exchange, the AmbiCom equity holders surrendered all of their issued and outstanding capital stock of AmbiCom in consideration for the Exchange Shares and AmbiCom became a wholly-owned subsidiary of the Company.

Simultaneously upon the Closing, the Company closed an offering (the “Offering”) of its Common Stock at a price of $0.40 per share for an aggregate of 1,250,000 shares of Common Stock for aggregate offering price of $500,000.

In addition, contemporaneously with the Closing, the Company and our former principal stockholder, Ms. Kato, split-off its wholly owned subsidiary, MCI Acquisition Corp., a newly-formed Nevada corporation (“MCAC”), whereby the Company assigned all of its previous operating assets to MCAC in consideration for the assumption of all of the Company’s liabilities to Ms. Kato, who is currently the principal shareholder of MCI and the retirement and cancellation of Ms. Kato’s 6,000,000 shares of Common Stock pursuant to the terms and conditions of a split-off agreement by and among the Company, Ms. Kato, and MCAC (the “Split-Off Agreement”).

Following the issuance of the Exchange Shares and the retirement of Ms. Kato’s shares pursuant to the Split-Off Agreement, the former stockholders of AmbiCom and/or their designees now beneficially own approximately fifty-five percent (55%) of the total outstanding shares of Common Stock, and after giving effect to the conversion of the Series B in accordance with their respective terms (and the satisfaction of certain conditions to the conversion of such shares) seventy-six percent (76%) of the total outstanding shares of Common Stock on a fully-diluted basis.

Details of the Company’s subsidiaries as of January 31, 2012 are as follows:

Name	Place and Date of Establishment/ Incorporation	Relationships	Principal Activities

E-Care USA, Inc.	Nevada March 15, 2011	Wholly-owned subsidiary of AmbiCom Holdings, Inc.	Designer and developer of wireless home medical devices

AmbiCom Technology, Inc.	Nevada May 17, 2010	Wholly-owned subsidiary of AmbiCom Holdings, Inc.	Planned acquisition company

Inter-company accounts and transactions have been eliminated in consolidation.

NOTE 1 – Organization and Principal Activities

AmbiCom Holdings, Inc. (“AmbiCom Holdings” or the ‘Company”) was incorporated as Med Control, Inc. (“Med Control”) under the laws of the State of Nevada on July 1, 2008. Med Control was a development stage enterprise until January 15, 2010. All of Med Control’s activities prior to January 15, 2010 related to its organization, initial funding and share issuances. On January 15, 2010, Med Control Inc. changed its name to AmbiCom Holdings, Inc.

On January 15, 2010, Med Control, Inc. (the “Registrant”) authorized its Articles of Incorporation (the “Amendment”) to change its name to AmbiCom Holdings, Inc., to increase the number of its authorized shares of capital stock from 75,000,000 to 1,050,000,000 shares of which 1,000,000,000 were designated common stock and 50,000,000 were designated preferred stock, par value $0.001 per share (the “Preferred Stock”) and to effect a forward-split such that 131.2335958 shares of Common Stock were issued for every 1 share of Common Stock issued and outstanding immediately prior to filing of the amendment (the “Forward Split”).

On January 15, 2010, the Company acquired AmbiCom Acquisition Corp. a privately owned Nevada corporation (“AmbiCom”), pursuant to an Agreement and Plan of Share Exchange (the “Exchange”). AmbiCom was organized under the laws of the State of Nevada on July 29, 2008. AmbiCom is a holding company whose operating company, AmbiCom, Inc., is a designer and developer of wireless products focusing on the wireless medical industry. AmbiCom’s wireless modules and devices are based on its innovative application software and Wi-Fi or Bluetooth technologies.

Pursuant to the terms of the Exchange, the Company acquired AmbiCom from the AmbiCom equity holders in exchange for an aggregate of 20,000,000 newly issued shares of Common Stock, 2,600,000 shares of Series B Preferred Stock, an option to purchase 5,500,000 shares of Common Stock and 2,350,000 shares of Series A Preferred Stock at the purchase price of $.01 per share, and warrants to purchase 500,000 shares of Common Stock at the exercise price of $0.50 per share (collectively, the “Exchange Shares”). As a result of the Exchange, the AmbiCom equity holders surrendered all of their issued and outstanding capital stock of AmbiCom in consideration for the Exchange Shares and AmbiCom became a wholly-owned subsidiary of the Company.

Simultaneously upon the Closing, the Company closed an offering (the “Offering”) of its Common Stock at a price of $0.40 per share for an aggregate of 1,250,000 shares of Common Stock for aggregate offering price of $500,000.

In addition, contemporaneously with the Closing, the Company and our former principal stockholder, Ms. Kato, split-off its wholly owned subsidiary, MCI Acquisition Corp., a newly-formed Nevada corporation (“MCAC”), whereby the Company assigned all of its previous operating assets to MCAC in consideration for the assumption of all of the Company’s liabilities to Ms. Kato, who is currently the principal shareholder of MCI and the retirement and cancellation of Ms. Kato’s 6,000,000 shares of Common Stock pursuant to the terms and conditions of a split-off agreement by and among the Company, Ms. Kato, and MCAC (the “Split-Off Agreement”).

Following the issuance of the Exchange Shares and the retirement of Ms. Kato’s shares pursuant to the Split-Off Agreement, the former stockholders of AmbiCom and/or their designees now beneficially own approximately fifty-five percent (55%) of the total outstanding shares of Common Stock, and after giving effect to the conversion of the Series B in accordance with their respective terms (and the satisfaction of certain conditions to the conversion of such shares) seventy-six percent (76%) of the total outstanding shares of Common Stock on a fully-diluted basis.

Details of the Company’s subsidiaries as of April 30, 2012 are as follows:

Name	Place and Date of Establishment/ Incorporation	Relationships	Principal Activities

E-Care USA, Inc.	Nevada March 15, 2011	Wholly-owned subsidiary of AmbiCom Holdings, Inc.	Designer and developer of wireless home medical devices

AmbiCom Technology, Inc.	Nevada* May 17, 2010*	Wholly-owned subsidiary of AmbiCom Holdings, Inc.	Planned acquisition company

* AmbiCom Technology, Inc. was dissolved on June 1, 2012.

Inter-company accounts and transactions have been eliminated in consolidation.

NOTE 1 – Organization and Principal Activities

AmbiCom Holdings, Inc. (“AmbiCom Holdings” or the ‘Company”) was incorporated as Med Control, Inc. (“Med Control”) under the laws of the State of Nevada on July 1, 2008.  Med Control was a development stage enterprise until January 15, 2010.  All of Med Control’s activities prior to January 15, 2010 related to its organization, initial funding and share issuances.  On January 15, 2010, Med Control Inc. changed its name to AmbiCom Holdings, Inc.

On January 15, 2010, Med Control, Inc. (the “Registrant”) authorized its Articles of Incorporation (the “Amendment”) to change its name to AmbiCom Holdings, Inc., to increase the number of its authorized shares of capital stock from 75,000,000 to 1,050,000,000 shares of which 1,000,000,000 were designated common stock and 50,000,000 were designated preferred stock, par value $0.001 per share (the “Preferred Stock”) and to effect a forward-split such that 131.2335958 shares of Common Stock were issued for every 1 share of Common Stock issued and outstanding immediately prior to filing of the amendment (the “Forward Split”).

On January 15, 2010, the Company acquired AmbiCom Acquisition Corp. a privately owned Nevada corporation (“AmbiCom”), pursuant to an Agreement and Plan of Share Exchange (the “Exchange”).  AmbiCom was organized under the laws of the State of Nevada on July 29, 2008.  AmbiCom is a holding company whose operating company, AmbiCom, Inc., is a designer and developer of wireless products focusing on the wireless medical industry.  AmbiCom’s wireless modules and devices are based on its innovative application software and Wi-Fi or Bluetooth technologies.

Pursuant to the terms of the Exchange, the Company acquired AmbiCom from the AmbiCom equity holders in exchange for an aggregate of 20,000,000 newly issued shares of Common Stock,  2,600,000 shares of Series B Preferred Stock, an option to purchase 5,500,000 shares of Common Stock and 2,350,000 shares of Series A Preferred Stock at the purchase price of $.01 per share,  and warrants to purchase 500,000 shares of Common Stock at the exercise price of $0.50 per share (collectively, the “Exchange Shares”).  As a result of the Exchange, the AmbiCom equity holders surrendered all of their issued and outstanding capital stock of AmbiCom in consideration for the Exchange Shares and AmbiCom became a wholly-owned subsidiary of the Company.

Simultaneously upon the Closing, the Company closed an offering (the “Offering”) of its Common Stock at a price of $0.40 per share for an aggregate of 1,250,000 shares of Common Stock for aggregate offering price of $500,000.

In addition, contemporaneously with the Closing, the Company and our former principal stockholder, Ms. Kato, split-off its wholly owned subsidiary, MCI Acquisition Corp., a newly-formed Nevada corporation (“MCAC”), whereby the Company assigned all of its previous operating assets to MCAC in consideration for the assumption of all of the Company’s liabilities to Ms. Kato, who is currently the principal shareholder of MCI and the retirement and cancellation of Ms. Kato’s 6,000,000 shares of Common Stock pursuant to the terms and conditions of a split-off agreement by and among the Company, Ms. Kato, and MCAC (the “Split-Off Agreement”).

Following the issuance of the Exchange Shares and the retirement of Ms. Kato’s shares pursuant to the Split-Off Agreement, the former stockholders of AmbiCom and/or their designees now beneficially own approximately fifty-five percent (55%) of the total outstanding shares of Common Stock, and after giving effect to the conversion of the Series B in accordance with their respective terms (and the satisfaction of certain conditions to the conversion of such shares) seventy-six percent (76%) of the total outstanding shares of Common Stock on a fully-diluted basis.

Details of the Company’s subsidiaries as of July 31, 2011 are as follows:

Name	Place and Date of Establishment/ Incorporation	Relationships	Principal Activities

E-Care USA, Inc.	Nevada March 15, 2011	Wholly-owned subsidiary of AmbiCom Holdings, Inc.	Designer and developer of wireless home medical devices

AmbiCom Technology, Inc.	Nevada May 17, 2010	Wholly-owned subsidiary of AmbiCom Holdings, Inc.	Planned acquisition company

Inter-company accounts and transactions have been eliminated in consolidation.